Wireless Device Payment Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables transfered	$ 10,700,000,000
Number of customer tenure days	210 days
Device payment plan agreement receivables sold, net	$ 0
Device payment plan agreement receivables, gross	17,800,000,000	$ 16,100,000,000
Deferred purchase price receivable	0
Outstanding portfolio of device payment plan agreement receivables derecognized, but continued to service		4,300,000,000
Finance receivables collected and remitted, net of fees	10,100,000,000
Credit losses on receivables sold	$ 100,000,000	200,000,000
Revolving Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables sold, net		3,300,000,000	$ 3,300,000,000
Cash proceeds received from new transfers		2,000,000,000	2,700,000,000
Cash proceeds received from reinvested collections		900,000,000
Deferred purchase price recorded		400,000,000	600,000,000
Non-Revolving Program
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables sold, net			6,100,000,000
Cash proceeds received from new transfers			4,500,000,000
Deferred purchase price recorded			$ 1,700,000,000
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable		400,000,000
Prepaid expenses and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable		1,200,000,000
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required down payment percentage	0.00%
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required down payment percentage	100.00%
Cash flows provided by operating activities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable collected	$ 600,000,000	$ 1,100,000,000
Cash flows used in investing activities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred purchase price receivable collected	$ 800,000,000